Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1. Description of Business

ARC Group, Inc., a Nevada corporation (the “Company”), was incorporated in April 2000. The Company’s business is focused primarily on the development of the Dick’s Wings & Grill® restaurant franchise (“Dick’s Wings”), the Fat Patty’s® restaurant concept (“Fat Patty’s”), and the WingHouse Bar & Grill® restaurant concept (“WingHouse”), and the acquisition of financial interests in other restaurant brands. The Dick’s Wings concept is currently comprised of its traditional Dick’s Wings restaurants and non-traditional units like the Dick’s Wings concession stands that the Company has at TIAA Bank Field (formerly EverBank Field) and Jacksonville Veterans Memorial Arena in Jacksonville, Florida. The Fat Patty’s and WingHouse concepts are currently comprised of their traditional Fat Patty’s and WingHouse restaurants, respectively.

On October 11, 2019, the Company acquired substantially all of the assets of WingHouse. WingHouse was comprised of 24 company-owned restaurants located in Florida.

At June 30, 2021, the Company had 20 Dick’s Wings restaurants and nine Dick’s Wings concession stands, four Fat Patty’s restaurants and 19 WingHouse restaurants. Of the 20 Dick’s Wings restaurants, 16 were located in Florida and four were located in Georgia. The Company’s Dick’s Wings concession stands were also located in Florida. Four of the Company’s Dick’s Wings restaurants were owned by the Company, and the remaining 17 restaurants were owned and operated by franchisees. The Company’s Dick’s Wings concession stands were also owned by the Company. Of the four Fat Patty’s restaurants, three were located in West Virginia and one was located in Kentucky. All four of the Fat Patty’s restaurants were owned by the Company. All of the Company’s WingHouse restaurants were located in Florida and were owned by the Company.

Note 1. Description of Business

ARC Group, Inc., a Nevada corporation (the “Company”), was incorporated in April 2000. The Company’s business is focused primarily on the development of the Dick’s Wings & Grill® restaurant franchise (“Dick’s Wings”), the Fat Patty’s® restaurant concept (“Fat Patty’s”), and the WingHouse Bar & Grill® restaurant concept (“WingHouse”), and the acquisition of financial interests in other restaurant brands. The Dick’s Wings concept is currently comprised of its traditional Dick’s Wings restaurants and non-traditional units like the Dick’s Wings concession stands that the Company has at TIAA Bank Field (formerly EverBank Field) and Jacksonville Veterans Memorial Arena in Jacksonville, Florida. The Fat Patty’s and WingHouse concepts are currently comprised of their traditional Fat Patty’s and WingHouse restaurants, respectively.

On August 30, 2018, the Company acquired substantially all of the assets of Fat Patty’s. Fat Patty’s was comprised of four company-owned restaurants located in West Virginia and Kentucky.

On October 11, 2019, the Company acquired substantially all of the assets of WingHouse. WingHouse was comprised of 24 company-owned restaurants located in Florida. A description of the Company’s acquisition of WingHouse is set forth herein under Note 4. Acquisition of WingHouse.

At December 31, 2020, the Company had 20 Dick’s Wings restaurants and nine Dick’s Wings concession stands, four Fat Patty’s restaurants and 24 WingHouse restaurants. Of the 20 Dick’s Wings restaurants, 16 were located in Florida and four were located in Georgia. The Company’s Dick’s Wings concession stands were also located in Florida. Four of the Company’s Dick’s Wings restaurants were owned by the Company, and the remaining 16 restaurants were owned and operated by franchisees. The Company’s Dick’s Wings concession stands were also owned by the Company. Of the four Fat Patty’s restaurants, three were located in West Virginia and one was located in Kentucky. All four of the Fat Patty’s restaurants were owned by the Company. All of the Company’s WingHouse restaurants were located in Florida and were owned by the Company.